Warrants - Schedule of Stock Warrants Activity (Details) - Warrant [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants, Outstanding, Beginning balance	28,435,782	3,395,833	3,693,971
Warrants, Exercisable, Beginning balance	28,435,782	3,395,833	3,693,971
Warrants, Canceled		(3,395,833)
Warrants, Granted	10,364,512	28,435,782
Warrants, Exercised
Warrants, Forfeited			(298,138)
Warrants, Outstanding, Ending balance	38,800,294	28,435,782	3,395,833	3,693,971
Warrants, Exercisable, Ending balance	38,800,294	28,435,782	3,395,833	3,693,971
Weighted Average Exercise Price, Outstanding, Beginning	$ 0.64	$ 0.450	$ 0.450
Weighted Average Exercise Price, Exercisable, Beginning	$ 0.64	0.450	0.450
Weighted Average Exercise Price, Canceled
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Outstanding, Ending	$ 0.50	0.64	0.450	$ 0.450
Weighted Average Exercise Price, Exercisable, Ending	$ 0.50	$ 0.64	$ 0.450	$ 0.450
Weighted Average Remaining Contractual Terms (Years), Outstanding	3 years 10 months 21 days	4 years 26 days	5 years 3 months 11 days	4 years 9 months 22 days
Weighted Average Remaining Contractual Terms (Years), Exercisable	3 years 10 months 21 days	4 years 26 days	5 years 3 months 11 days	4 years 9 months 22 days
Aggregate Intrinsic Value, Outstanding, Beginning
Aggregate Intrinsic Value, Exercisable, Beginning
Aggregate Intrinsic Value, Outstanding, Ending	$ 843,820
Aggregate Intrinsic Value, Exercisable, Ending	$ 843,820